Earnings Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 26, 2021	Sep. 27, 2020	Sep. 26, 2021	Sep. 27, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares	18,907,043		18,907,043
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares	1,394,008		1,394,008
Restricted stock units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares	658,891		658,891
Earn-out shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares	2,187,500		2,187,500
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares	14,666,644		14,666,644